AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 10, 2013.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 403	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 404	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on May 11, 2013 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 403 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating May 11, 2013 as the new effective date for Post-Effective Amendment No. 195 to the Trust’s Registration Statement, which was filed on February 18, 2011 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 216, 223, 227, 235, 244, 253, 261, 271, 280, 289, 298, 306, 313, 320, 325, 330, 340, 345, 350, 358, 365, 371, 379, 386 and 395 to the Trust’s Registration Statement filed on May 9, 2011, June 8, 2011, July 7, 2011, August 5, 2011, September 2, 2011, September 30, 2011, October 28, 2011, November 18, 2011, December 16, 2011, January 13, 2012, February 10, 2012, March 9, 2012, April 6, 2012, May 4, 2012, June 1, 2012, June 29, 2012, July 27, 2012, August 24, 2012, September 21, 2012, October 19, 2012, November 16, 2012, December 14, 2012, January 11, 2013, February 8, 2013 and March 11, 2013, respectively.  This Amendment relates solely to PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio and PowerShares Utilities Corporate Bond Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 195 to the Trust’s Registration Statement and the information contained in Part C of Post-Effective Amendment No. 390 to the Trust’s Registration Statement, filed on February 27, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 10th day of April, 2013.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	April 10, 2013
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	April 10, 2013
Steven M. Hill

/s/ Anna Paglia	Secretary	April 10, 2013
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	April 10, 2013
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	April 10, 2013
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	April 10, 2013
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	April 10, 2013
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	April 10, 2013
Philip M. Nussbaum

*/s/ Donald H. Wilson	Chairman and Trustee	April 10, 2013
Donald H. Wilson

*By: /s/ Anna Paglia		April 10, 2013
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment No. 227 to the Trust’s Registration Statement and incorporated by reference herein.